Long-term debt, net (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	2 Months Ended		5 Months Ended	6 Months Ended			12 Months Ended
	Jan. 06, 2023	Feb. 07, 2023	Mar. 14, 2023	Feb. 17, 2023	Jun. 13, 2023	Jun. 30, 2023	Jun. 15, 2023	Jun. 30, 2022	Dec. 23, 2022
Debt Instrument [Line Items]
Repayments of Debt						$ 64,487		$ 44,997
Debt Instrument, Covenant Compliance						As of June 30, 2023, and December 31, 2022, the Partnership was in compliance with all financial debt covenants.
Interest expense						$ 47,563		$ 20,894
Weighted average interest rate						6.20%		3.40%
LNG/C Asterix I [Member] | 2023 Sale and Lease Back Agreement [Member]
Debt Instrument [Line Items]
Description of scope		for the purpose of partially financing the acquisition of the shares of the company owning the LNG/C Asterix I
Debt Instrument, Term		10 years
Amount drawn down				$ 184,000
Sale and leaseback agreement - financing arrangements		$ 184,000
M/V Itajai Express [Member] | Jolco 2022 [Member]
Debt Instrument [Line Items]
Description of scope	for the purpose of partially financing the acquisition of the shares of the company owning the M/V Itajai Express
Debt Instrument, Term									8 years
Amount drawn down	$ 108,000
Sale and leaseback agreement - financing arrangements									$ 108,000
Credit Facility 2023 [Member] | M/V Buenaventura Express [Member]
Debt Instrument [Line Items]
Credit facility - borrowing capacity					$ 100,000
Amount drawn down							$ 100,000
Description of scope					for the purpose of partially financing the acquisition of the shares of the company owning the M/V Buenaventura Express
Debt Instrument, Term					8 years
2021 CMBFL - Panamax sale and lease back agreement matured in February 2026 [Member]
Debt Instrument [Line Items]
Repayments of Debt			$ 23,423
Credit facilities and financing arrangements [Member]
Debt Instrument [Line Items]
Repayments of Debt						$ 41,064